UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22926

Elkhorn ETF Trust
(Exact name of registrant as specified in charter)

207 Reber Street, Suite 201 Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

Benjamin T. Fulton Elkhorn ETF Trust 207 Reber Street, Suite 201 Wheaton, IL 60187
(Name and address of agent for service)

Copy to:

Morrison C. Warren, Esq.

Chapman and Cutler LLP

111 West Monroe Street

Chicago, IL 60603

Registrant's telephone number, including area code: (630) 355-4676

Date of fiscal year end: March 31

Date of reporting period: December 31, 2017

EXPLANATORY NOTE: This Form N-Q filing covers the Elkhorn Commodity Rotation Strategy ETF (DWAC), Elkhorn Fundamental Commodity Strategy ETF (RCOM), and Elkhorn S&P High Quality Preferred ETF (EPRF).

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

ELKHORN COMMODITY ROTATION STRATEGY ETF

 Consolidated  Schedule of Investments

DECEMBER 31, 2017 (UNAUDITED)

Investments	Principal	Value
TREASURY BILLS—34.7%(a)
U.S. Treasury Bill, 1.22%, 03/29/2018	$200,000	$199,349
U.S. Treasury Bill, 1.44%, 05/31/2018	700,000	695,806

Total Treasury Bills
Total Investments—34.7% (Cost $895,308)		$895,155
Other Assets in Excess of Liabilities—65.3%		1,687,792

Net Assets—100.0%		$2,582,947

(a)	Represents a zero coupon bond. Rate shown reflects the effective yield.

Futures contracts outstanding as of December 31, 2017:

Description	Expiration Date	Contract Type	Number of Contracts	Contract's Current Notional Amount	Contract Value	Unrealized Appreciation	Unrealized (Depreciation)
Brent Crude Future	10/31/2018	Long	8	$509,120	$24,560	$24,560	$–
Gasoline RBOB Future	08/31/2018	Long	6	483,260	22,924	22,924	–
LME Copper Future	12/17/2018	Long	16	2,923,600	602,994	602,994	–
LME Copper Future	12/17/2018	Short	13	(2,375,425)	(444,044)	–	(444,044)
LME PRI Alum Future	01/15/2018	Long	10	564,563	79,313	79,313	–
LME PRI Alum Future	01/15/2018	Short	10	(564,563)	(86,775)	–	(86,775)
LME PRI Alum Future	12/17/2018	Long	10	576,813	93,275	93,275	–
LME PRI Alum Future	12/17/2018	Short	10	(576,813)	(60,800)	–	(60,800)
LME PRI Alum Future	12/16/2019	Long	9	527,569	53,369	53,369	–
LME PRI Alum Future	12/16/2019	Short	9	(527,569)	(54,844)	–	(54,844)
LME Zinc Future	03/19/2018	Long	6	498,825	44,975	44,975	–
LME Zinc Future	03/19/2018	Short	6	(498,825)	(35,250)	–	(35,250)
Low Su Gasoil G Future	06/12/2018	Long	9	526,725	35,325	35,325	–
NY Harb ULSD Future	03/29/2018	Long	6	507,427	77,260	77,260	–
				$2,574,707		$1,033,995	$(681,713)
Total unrealized appreciation (depreciation)						$352,282

Cash posted as collateral to broker for futures contracts was $350,749 at December 31, 2017.

See accompanying Notes to Schedule of Investments.

ELKHORN COMMODITY ROTATION STRATEGY ETF

Consolidated Schedule of Investments, CONTINUED

December 31, 2017 (UNAUDITED)

The following table summarizes valuation of the Fund's investments under the fair value hierarchy levels as of December 31, 2017:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Treasury Bills	$895,155	$–	$–	$895,155
Futures	1,033,995	–	–	1,033,995
Total	$1,929,150	$–	$–	$1,929,150
Liability Valuation Inputs
Futures	$681,713	$–	$–	$681,713
Total	$681,713	$–	$–	$681,713

For the period ended December 31, 2017, there were no transfers between any levels. As of December 31, 2017 there were no Level 3 investments held in the Fund.

See accompanying Notes to Schedule of Investments.

ELKHORN FUNDAMENTAL COMMODITY STRATEGY ETF

Consolidated Schedule of Investments

December 31, 2017 (unaudited)

Investments	Principal	Value
TREASURY BILLS—62.0%(a)
U.S. Treasury Bill, 1.10%, 01/18/2018	$2,000,000	$1,998,903
U.S. Treasury Bill, 1.13%, 02/01/2018	400,000	399,580
U.S. Treasury Bill, 1.15%, 02/08/2018	1,000,000	998,719
U.S. Treasury Bill, 1.10%, 02/22/2018	1,000,000	998,215
U.S. Treasury Bill, 1.22%, 03/29/2018	800,000	797,394
U.S. Treasury Bill, 1.36%, 05/10/2018	900,000	895,456

Total Treasury Bills
Total Investments—62.0% (Cost $6,089,261)		$6,088,267
Other Assets in Excess of Liabilities—38.0%		3,731,980

Net Assets—100.0%		$9,820,247

(a)	Represents a zero coupon bond. Rate shown reflects the effective yield.

See accompanying Notes to Schedule of Investments.

ELKHORN FUNDAMENTAL COMMODITY STRATEGY ETF

Consolidated Schedule of Investments

December 31, 2017 (unaudited)

Futures contracts outstanding as of December 31, 2017:

Description	Expiration Date	Contract Type	Number of Contracts	Contract's Current Notional Amount	Contract Value	Unrealized Appreciation	Unrealized (Depreciation)
Brent Crude Future	09/28/2018	Long	26	$1,664,520	$91,160	$91,160	$–
Cattle Feeder Future	03/29/2018	Long	1	71,337	(3,200)	–	(3,200)
Cocoa Future	03/14/2018	Long	2	37,840	(4,100)	–	(4,100)
Coffee 'C' Future	12/18/2018	Long	1	51,263	(7,387)	–	(7,387)
Corn Future	12/14/2018	Long	16	307,200	(12,725)	–	(12,725)
Cotton No.2 Future	12/06/2018	Long	2	74,510	4,855	4,855	–
Gasoline RBOB Future	09/28/2018	Long	5	373,275	19,337	19,337	–
Gold 100 Oz Future	06/27/2018	Long	7	923,090	45,190	45,190	–
KC HRW Wheat Future	03/14/2018	Long	2	42,725	(1,387)	–	(1,387)
Lean Hogs Future	07/16/2018	Long	7	234,710	2,880	2,880	–
Live Cattle Future	06/29/2018	Long	8	363,680	6,800	6,800	–
LME Copper Future	12/17/2018	Short	15	(2,740,875)	(438,250)	–	(438,250)
LME Copper Future	12/17/2018	Long	21	3,837,225	919,863	919,863	–
LME Lead Future	01/15/2018	Short	2	(124,138)	(769)	–	(769)
LME Lead Future	01/15/2018	Long	2	124,138	(4,194)	–	(4,194)
LME Lead Future	03/19/2018	Short	3	(186,563)	(8,237)	–	(8,237)
LME Lead Future	03/19/2018	Long	3	186,563	28,250	28,250	–
LME Lead Future	04/16/2018	Long	1	62,238	(462)	–	(462)
LME Lead Future	12/17/2018	Short	4	(249,750)	2,544	2,544	–
LME Lead Future	12/17/2018	Long	4	249,750	6,150	6,150	–
LME Nickel Future	02/19/2018	Short	2	(152,856)	(21,609)	–	(21,609)
LME Nickel Future	02/19/2018	Long	2	152,856	(1,614)	–	(1,614)
LME Nickel Future	03/19/2018	Short	2	(153,120)	(6,852)	–	(6,852)
LME Nickel Future	03/19/2018	Long	2	153,120	28,440	28,440	–
LME Nickel Future	08/13/2018	Short	2	(154,404)	1,344	1,344	–
LME Nickel Future	08/13/2018	Long	2	154,404	24,906	24,906	–
LME Nickel Future	09/17/2018	Short	3	(231,984)	(37,473)	–	(37,473)
LME Nickel Future	09/17/2018	Long	3	231,984	10,044	10,044	–
LME Nickel Future	12/17/2018	Short	6	(466,272)	(109,545)	–	(109,545)
LME Nickel Future	12/17/2018	Long	6	466,272	82,034	82,034	–
LME Nickel Future	12/16/2019	Long	2	157,908	21,858	21,858	–
LME PRI Alum Future	01/15/2018	Short	22	(1,242,038)	(186,619)	–	(186,619)
LME PRI Alum Future	01/15/2018	Long	22	1,242,038	202,063	202,063	–
LME PRI Alum Future	12/17/2018	Short	16	(922,900)	(73,195)	–	(73,195)
LME PRI Alum Future	12/17/2018	Long	16	922,900	123,913	123,913	–
LME PRI Alum Future	01/14/2019	Long	8	462,050	18,926	18,926	–
LME Zinc Future	12/17/2018	Short	7	(566,650)	(77,713)	–	(77,713)
LME Zinc Future	12/17/2018	Long	11	890,450	161,619	161,619	–

See accompanying Notes to Schedule of Investments.

ELKHORN FUNDAMENTAL COMMODITY STRATEGY ETF

Consolidated Schedule of Investments, CONTINUED

December 31, 2017 (unaudited)

Description	Expiration Date	Contract Type	Number of Contracts	Contract's Current Notional Amount	Contract Value	Unrealized Appreciation	Unrealized (Depreciation)
Low Su Gasoil G Future	06/12/2018	Long	9	$526,725	$35,575	$35,575	$–
Natural Gas Future	03/27/2018	Long	4	109,960	(3,466)	–	(3,466)
NY Harb ULSD Future	03/29/2018	Long	4	338,285	48,913	48,913	–
Silver Future	07/27/2018	Long	2	172,940	3,090	3,090	–
Soybean Future	11/14/2018	Long	14	683,025	(5,219)	–	(5,219)
Sugar #11 (World) Future	06/29/2018	Long	3	50,534	(370)	–	(370)
Wheat Future	03/14/2018	Long	7	149,450	(5,613)	–	(5,613)
WTI Crude Future	07/20/2018	Long	26	1,544,920	81,870	81,870	–
				$9,822,335		$1,971,624	$(1,009,999)
Total unrealized appreciation (depreciation)						$961,625

Cash posted as collateral to broker for futures contracts was $861,701 at December 31, 2017.

The following table summarizes valuation of the Fund's investments under the fair value hierarchy levels as of December 31, 2017:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Treasury Bills	$6,088,267	$–	$–	$6,088,267
Futures	1,971,624	–	–	1,971,624
Total	$8,059,891	$–	$–	$8,059,591
Liability Valuation Inputs
Futures	$1,009,999	$–	$–	$1,009,999
Total	$1,009,999	$–	$–	$1,009,999

For the period ended December 31, 2017, there were no transfers between any levels. As of December 31, 2017 there were no Level 3 investments held in the Fund.

ELKHORN S&P HIGH QUALITY PREFERRED ETF

Schedule of Investments

December 31, 2017 (unaudited)

7

Investments	Shares	Value
PREFERRED STOCKS—98.4%
Banks—14.7%
BB&T Corp., 5.63%	3,698	$99,846
BB&T Corp., 5.85%	3,849	97,996
BB&T Corp., Series E, 5.63%	3,867	97,680
BB&T Corp., Series F, 5.20%	3,890	97,367
BB&T Corp., Series G, 5.20%	3,873	97,445
HSBC Holdings PLC (United Kingdom), 8.13%	6,041	165,221
HSBC Holdings PLC (United Kingdom), Series 2, 8.00%	6,062	162,704
HSBC Holdings PLC (United Kingdom), Series A, 6.20%	6,242	161,168
JPMorgan Chase & Co., Series AA, 6.10%	2,576	69,475
JPMorgan Chase & Co., Series BB, 6.15%	2,562	68,995
JPMorgan Chase & Co., Series P, 5.45%	2,735	69,387
JPMorgan Chase & Co., Series T, 6.70%	2,576	69,655
JPMorgan Chase & Co., Series W, 6.30%	2,611	70,628
JPMorgan Chase & Co., Series Y, 6.13%	2,598	69,237
PNC Financial Services Group, Inc. (The), Series Q, 5.38%	19,018	482,106
US Bancorp, Series H, 5.15%	19,077	482,267
Wells Fargo & Co., 5.20%	1,767	44,352
Wells Fargo & Co., Series J, 8.00%	1,731	44,400
Wells Fargo & Co., Series L, 7.50%	34	44,540
Wells Fargo & Co., Series O, 5.13%	1,768	44,412
Wells Fargo & Co., Series P, 5.25%	1,755	44,208
Wells Fargo & Co., Series T, 6.00%	1,683	44,515
Wells Fargo & Co., Series V, 6.00%	1,666	44,665
Wells Fargo & Co., Series W, 5.70%	1,709	44,417
Wells Fargo & Co., Series X, 5.50%	1,739	44,414
Wells Fargo & Co., Series Y, 5.63%	1,709	44,331
Total Banks		2,805,431
Capital Markets—20.5%
Apollo Global Management LLC, 6.38%	18,797	494,173
Ares Management LP, Series A, 7.00%	18,288	484,632
Bank of New York Mellon Corp. (The), 5.20%	19,405	487,842
Carlyle Group LP (The), Series A, 5.88%	19,018	482,487
Charles Schwab Corp. (The), Series C, 6.00%	18,131	487,361
KKR & Co. LP, Series A, 6.75%	9,025	243,765
KKR & Co. LP, Series B, 6.50%	9,134	244,517
Northern Trust Corp., Series C, 5.85%	18,667	490,195
State Street Corp., Series C, 5.25%	9,749	245,675
State Street Corp., Series E, 6.00%	9,199	243,406
Total Capital Markets		3,904,053

See accompanying Notes to Schedule of Investments.

ELKHORN S&P HIGH QUALITY PREFERRED ETF

Schedule of Investments, CONTINUED

December 31, 2017 (unaudited)

Investments	Shares	Value
Diversified Telecommunication—2.5%
Qwest Corp., 7.50%	19,134	$481,794
Electric Utilities—11.9%
Alabama Power Co., Series A, 5.00%	18,819	500,209
Duke Energy Corp., 5.13%	19,130	484,946
NextEra Energy Capital Holdings, Inc., 5.00%	6,481	161,766
NextEra Energy Capital Holdings, Inc., Series I, 5.13%	6,518	162,754
PPL Capital Funding, Inc., Series B, 5.90%	19,077	488,180
SCE Trust VI, 5.00%	19,428	466,661
Total Electric Utilities		2,264,516
Equity Real Estate Investment—17.8%
Equity Commonwealth, 5.75%	19,274	489,560
Kimco Realty Corp., Series I, 6.00%	4,844	122,020
Kimco Realty Corp., Series J, 5.50%	4,863	121,770
Kimco Realty Corp., Series K, 5.63%	4,884	122,637
Kimco Realty Corp., Series L, 5.13%	4,888	120,929
National Retail Properties, Inc., Series F, 5.20%	19,752	495,578
PS Business Parks, Inc., Series T, 6.00%	6,417	160,425
PS Business Parks, Inc., Series W, 5.20%	6,505	164,251
PS Business Parks, Inc., Series X, 5.25%	6,412	161,967
Public Storage, Series A, 5.88%	1,688	44,783
Public Storage, Series B, 5.40%	1,721	44,213
Public Storage, Series C, 5.13%	1,741	44,343
Public Storage, Series D, 4.95%	1,776	44,436
Public Storage, Series E, 4.90%	1,788	44,503
Public Storage, Series F, 5.15%	1,761	44,060
Public Storage, Series G, 5.05%	1,746	43,563
Public Storage, Series U, 5.63%	1,758	44,196
Public Storage, Series V, 5.38%	1,768	44,571
Public Storage, Series W, 5.20%	1,773	44,307
Public Storage, Series Y, 6.38%	1,667	44,342
Senior Housing Properties Trust, 5.63%	19,236	486,094
Welltower, Inc., Series I, 6.50%	7,863	470,758
Total Equity Real Estate Investment		3,403,306
Health Care Equipment & Supplies—2.7%
Becton Dickinson and Co., Series A, 6.13%	8,785	513,220

Industrial Conglomerates—2.5%
General Electric Co., 4.88%	9,573	239,899
General Electric Co., 4.88%	9,622	239,588
Total Industrial Conglomerates		479,487
Insurance—23.0%
Aegon NV (Netherlands), 6.38%	6,288	162,356
Aegon NV (Netherlands), 6.50%	6,234	161,772

See accompanying Notes to Schedule of Investments.

ELKHORN S&P HIGH QUALITY PREFERRED ETF

Schedule of Investments, CONTINUED

December 31, 2017 (unaudited)

Investments	Shares	Value
Insurance (continued)
Aegon NV (Netherlands), 8.00%	6,137	$162,815
Arch Capital Group Ltd. (Bermuda), Series C, 6.75%	6,402	159,986
Arch Capital Group Ltd. (Bermuda), Series E, 5.25%	6,528	163,983
Arch Capital Group Ltd. (Bermuda), Series F, 5.45%	6,404	162,277
Axis Capital Holdings Ltd. (Bermuda), Series D, 5.50%	9,710	244,983
Axis Capital Holdings Ltd. (Bermuda), Series E, 5.50%	9,734	245,005
PartnerRe Ltd. (Bermuda), Series H, 7.25%	17,049	488,795
Prudential Financial, Inc., 5.70%	9,561	241,798
Prudential Financial, Inc., 5.75%	9,542	240,935
Prudential PLC (United Kingdom), 6.50%	9,217	240,472
Prudential PLC (United Kingdom), 6.75%	9,203	241,027
RenaissanceRe Holdings Ltd. (Bermuda), Series E, 5.38%	19,428	488,614
Selective Insurance Group, Inc., 5.88%	19,320	486,478
Validus Holdings Ltd. (Bermuda), Series A, 5.88%	9,649	250,102
Validus Holdings Ltd. (Bermuda), Series B, 5.80%	9,710	248,770
Total Insurance		4,390,168
Machinery—2.6%
Stanley Black & Decker, Inc., 5.75%	19,282	486,292

Mortgage Real Estate Investment—0.2%
Wells Fargo Real Estate Investment Corp., Series A, 6.38%	1,668	44,185

Total Preferred Stocks (Cost $18,719,410)		18,772,452

MONEY MARKET FUND—1.4%
Goldman Sachs Financial Square Funds - Government Fund, 1.19% (a) (Cost $264,619)	264,619	264,619
Total Investments—99.8% (Cost $18,984,029)		$19,037,071
Other Assets in Excess of Liabilities—0.2%		45,987
Net Assets—100.0%		$19,083,058

(a)	Rate shown represents annualized 7-day yield as of December 31, 2017.

See accompanying Notes to Schedule of Investments.

ELKHORN S&P HIGH QUALITY PREFERRED ETF

Schedule of Investments, CONTINUED

December 31, 2017 (unaudited)

The following table summarizes valuation of the Fund's investments under the fair value hierarchy levels as of December 31, 2017:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Preferred Stocks	$18,772,452	$–	$–	$18,772,452
Money Market Fund	264,619	–	–	264,619
Total	$19,037,071	$–	$–	$19,037,071

For the period ended December 31, 2017, there were no transfers between any levels. As of December 31, 2017 there were no Level 3 investments held in the Fund.

See accompanying Notes to Schedule of Investments.

NOTES TO SCHEDULE OF INVESTMENTS

(Unaudited)

1. ORGANIZATION

The Elkhorn ETF Trust (the “Trust”) was organized as a Massachusetts business trust on December 17, 2013, and is authorized to issue an unlimited number of shares. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Elkhorn Commodity Rotation Strategy ETF, Elkhorn Fundamental Commodity Strategy ETF, and Elkhorn S&P High Quality Preferred ETF, (each a “Fund” and collectively, “Funds”) are presented herein.

The Schedules of Investments are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Funds follow the accounting and reporting guidance in the Accounting Standards Codifications 946, “Financial Services—Investment Companies” issued by the U.S. Financial Accounting Standards Board.

2. SECURITIES VALUATION

Investment Valuation:

Each Fund calculates its net asset value (“NAV”) each day the New York Stock Exchange (the “NYSE”) is open for trading as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”).

Common stocks, preferred stocks and other equity securities listed on any national or foreign exchange other than The Nasdaq Stock Market (“Nasdaq”) are valued at the last sale price on the business day as of which such value is being determined. Securities listed on Nasdaq are valued at the official closing price on the business day as of which such value is being determined. If there has been no sale on such day, or no official closing price in the case of securities traded on Nasdaq, the securities are valued at the mean of the most recent bid and ask prices on such day. Portfolio securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.

Debt securities are valued using information provided by a third-party pricing service. The third-party pricing service primarily uses broker quotes to value the securities. Such valuations are typically categorized as Level 2 in the fair value hierarchy described below.

If a market quotation is not readily available or is deemed not to reflect market value, Elkhorn Investments, LLC, (the “Adviser”) determines the price of the security held by each Fund based on a determination of the security’s fair value pursuant to policies and procedures approved by the Board of Trustees (the “Board”). In addition, each Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s NAV is calculated. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below.

Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are fair valued at the mean of the last bid and asked prices, if available, and otherwise at the closing bid price. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board or its delegate at fair value. These securities generally include but are not limited to, restricted securities (securities which may not be publicly sold without registration under the 1933 Act) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre- established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of each Fund net asset value (as may be the case in foreign markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security’s “fair value.” A variety of factors may be considered in determining the fair value of such securities.

Valuing the Funds’ investments using fair value pricing will result in using prices for those investments that may differ from current market valuations.

Fair Valuation Measurement:

The Financial Accounting Standards Board established a framework for measuring fair value in accordance with U.S. GAAP. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the exchange traded fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The hierarchy classification of inputs used to value each Fund’s investments at December 31, 2017, is disclosed at the end of each Fund’s Schedule of Investments or Consolidated Schedule of Investments.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Elkhorn ETF Trust

By (Signature and Title)*	/s/ Benjamin T. Fulton
Benjamin T. Fulton, President and Chief Executive Officer (principal executive officer)

Date	2/27/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Benjamin T. Fulton
Benjamin T. Fulton, President and Chief Executive Officer (principal executive officer)

Date	2/27/2018

By (Signature and Title)*	/s/ Philip L. Ziesemer
Philip L. Ziesemer, Chief Financial Officer (principal financial officer)

Date	2/27/2018

* Print the name and title of each signing officer under his or her signature.